FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:
Level 1:Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Plan has the ability to access at measurement date.
Level 2:Inputs to the valuation methodology include:
a.Quoted prices for similar assets or liabilities in active markets
b.Quoted prices for identical or similar assets or liabilities in inactive markets
c.Inputs other than quoted prices that are observable for the asset or liability
d.Inputs that are derived principally from or corroborated by observable market data by correlation or other means
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the assets or liability.
Level 3:Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Asset Valuation Techniques:
Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value.
Common stock — Valued at the closing price reported on the active market on which the individual securities are traded.

Money market funds — Valued at the daily closing price as reported by the fund.
Mutual funds — Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission (“SEC”). These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Prior to October 1, 2025, the Plan offered a stable value fund composed primarily of fully benefit-responsive investment contracts that was reported at fair value using NAV as a practical expedient. The stable value fund calculated NAV per share in a manner consistent with the measurement principles in FASB Accounting Standards Codification Topic 946 Financial Services — Investment Companies. Those measurement principles indicate that, in the determination of a stable value fund's NAV, the relevant measurement is net assets which include the fully benefit-responsive investment contracts held by the fund at contract value. This NAV represented the Plan's fair value since this was the NAV at which the Plan transacted with the fund. This practical expedient was not used when it was determined to be probable that the fund would sell the investment for an amount different than the reported net asset value. Participant transactions (purchases and sales) could occur daily. If the Plan initiated a full redemption of the collective trust, the issuer reserved the right to require 12 months' notification in order to ensure that securities liquidations would be carried out in an orderly business manner.

In connection with the Plan's change in recordkeeper from Merrill Lynch to Schwab, the stable value fund was liquidated during September 2025. Participant balances were transferred at contract value to BlackRock Liquidity T-Fund. No market value adjustment was applied to participant balances. As of December 31, 2025, the Plan held no fully benefit-responsive investment contracts.
The following tables set forth by level within the fair value hierarchy individual investments that represent the Plan’s net assets as of December 31, 2025 and 2024:

Investments in the fair value hierarchy: (a)	December 31,
	2025	2024
Mutual funds	$604,034,466	$516,591,992
MasTec, Inc. common stock	$241,764,546	$154,448,893
Money market funds	$42,026,459	$10,268,513
	$887,825,471	$681,309,398

Investments measured at net asset value: (b)

Stable value funds	$—	$28,720,117
	$—	$28,720,117
(a)Mutual funds, MasTec, Inc. common stock and money market funds have been classified within Level 1 of the fair value hierarchy. MasTec, Inc. stock is valued at its quoted price on the last business day of the Plan year.
(b)In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of the net assets available for benefits.
Investments Measured Using the Net Asset Value per Share:
As of December 31, 2025, the Plan held no investments measured using net asset value per share as a practical expedient.
December 31, 2024

	Fair Value	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Stable value funds	$28,720,117	N/A	Daily	Annually